Stockholder's Equity - Additional Information (Details)	Jan. 08, 2024 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Common stock shares authorized	10,000
Common stock, par or stated value per share | $ / shares	$ 0.01
Common stock, shares, issued	10,000
Common stock, value, issued | $	$ 100
Common stock, voting rights	one